Share-based payments - Summary of Share-based Payment Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	£ 74	£ 74	£ 85
Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	70	71	81
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	34	27	38
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	30	38	36
Other schemes, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	6	6	7
Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	4	3	4
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	2	2	1
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	2	1	3
Other schemes, cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	£ 0	£ 0	£ 0